SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Mar. 31, 2025	Jun. 30, 2024
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	7 years	7 years